Inventory (Details) - Schedule of major classes of inventories - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of major classes of inventories [Abstract]
Raw materials	$ 750	$ 376	$ 215
Work in progress	956	460	701
Finished goods	5,314	5,016	6,347
Inventory, gross	7,020	5,852	7,263
Less: inventory reserves	(10)	(4)	(22)
Inventory, net	7,010	5,848	7,241
Balance Sheet Classification:
Inventory	5,049	3,850	3,232
Inventory, net of current portion	1,961	1,998	4,009
Total	$ 7,010	$ 5,848	$ 7,241